Document And Entity Information	Sep. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity Registrant Name	GIGA TRONICS INC
Entity Central Index Key	0000719274
Entity Emerging Growth Company	false
Securities Act File Number	001-14605
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-2656341
Entity Address, Address Line One	7272 E. Indian School Rd,
Entity Address, Address Line Two	Suite 540
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	(833)
Local Phone Number	457 6667
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	5990 Gleason Drive
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, No par value
Trading Symbol	GIGA
Security Exchange Name	NONE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NONE